PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 5,355	$ 4,894
Gross income from lease	$ 2,646	$ 2,211